Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	Seneca Bancorp, Inc.
Entity Central Index Key	0002072421
Amendment Flag	false
SENECA SAVINGS 401(K) PLAN
Document and Entity Information
Document Type	11-K
Amendment Flag	false